STATEMENT OF COMPLIANCE (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure of material accounting policies [Abstract]
Statement of compliance	STATEMENT OF COMPLIANCE The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).
IFRS Accounting standards, interpretations and amendments to published accounting standards	IFRS Accounting Standards, interpretations and amendments to published IFRS Accounting Standards
The following new IFRS Accounting Standards and amendments to published IFRS Accounting Standards which were effective for the first time from 1 January 2025, were adopted by, and had no material impact on, the AngloGold Ashanti Group (Group):
•Amendments to IAS 21 ‘The Effects of Changes in Foreign Exchange Rates’ relating to the lack of exchangeability
All other IFRS Accounting Standards, interpretations and amendments to published IFRS Accounting Standards are assessed as not applicable to the Group.
IFRS Accounting standards, amendments and interpretations issued which are relevant to the Group, but not yet effective	IFRS Accounting Standards, amendments and interpretations issued which are relevant to the Group, but not yet effective
The amendments to IFRS Accounting Standards issued which are or may become relevant to the Group, but are not yet effective on 31 December 2025, include:
•Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 ‘Financial
Instruments’ and IFRS 7 ‘Financial Instruments: Disclosures’ (effective 1 January 2026)
The amendments introduce an accounting policy option to derecognise financial liabilities that are settled through an electronic payment system before settlement date if certain conditions are met. They also clarify how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance linked features and other similar contingent features as well as the treatment of non-recourse assets and contractually linked instruments. This amendment has had no impact on the Group.
•IFRS 18 ‘Presentation and Disclosure in Financial Statements’ (IFRS 18) (effective 1 January 2027)
IFRS 18, which replaces IAS 1 ‘Presentation of Financial Statements’, introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new. It also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes. In addition, narrow-scope amendments have been made to IAS 7 ‘Statement of Cash Flows’, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other
IFRS Accounting Standards.
The Group is assessing the impact of IFRS 18 on its financial statements. IFRS 18 will primarily affect the presentation and disclosure of financial performance and is not expected to have an impact on measurement. The Group does not intend to early adopt IFRS 18. An implementation project will commence in 2026 to assess changes to systems, processes and accounting policies.

Basis of preparation	BASIS OF PREPARATION
The consolidated financial statements have been prepared on a going concern basis under the historical cost convention, except for the revaluation of certain assets and liabilities to fair value. The Group’s accounting policies are consistent in all material respects with those applied in the previous year.
The Group financial statements are presented in US dollars and rounded to USD millions, unless otherwise stated. All results are from continuing operations unless otherwise stated.
The Group financial statements incorporate the financial statements of the Company, its subsidiaries and its interests in joint ventures and associates. The financial statements of all material subsidiaries, joint ventures and associates, are prepared for the same reporting period as the Company, using the same accounting policies.
Subsidiaries are all entities over which the Group has control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
In the event where the Group and other investors collectively control the entity and they act together to direct the relevant activities, the investment is accounted for as a joint venture or a joint operation. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date on which control ceases. The Group re-
assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the elements of control. Intra-group transactions, balances and unrealised gains and losses on transactions between Group companies, including any resulting tax effects are eliminated.

Going concern	Going concern
The going concern assessment included the preparation of detailed cash flow forecasts for at least 12 months from when the financial statements are authorised for issue and updated life-of-mine plan models with longer-term cash flow projections, which demonstrate that the Group will have sufficient cash, other liquid resources and undrawn credit facilities to enable it to meet its obligations as they fall due, for at least the 12 months immediately following the date when the financial statements are authorised for issue.
The Group’s base case going concern assessment, which includes the current approved dividend policy, is based upon management’s best estimate of gold and foreign exchange consensus prices, while simultaneously applying a risk adjustment factor to the estimated production which has been determined in line with approved life-of-mine plans and ongoing capital requirements. A further stress test has been prepared reflecting a 10% reduction in the consensus gold price and a 10%
reduction in gold production, prior to any mitigation strategies in order to assess whether financial maintenance covenants per the Group’s loan agreements are breached or financial liquidity headroom runs out. The result of this stress test demonstrated that the likelihood of a decrease in the gold price and gold production causing a risk of a financial liquidity shortfall or a breach in the financial maintenance covenants is remote.
Having assessed the financial position and future plans of the Group, the Directors believe that it is appropriate to adopt the going concern basis of accounting in preparing the consolidated financial statements.
Climate change considerations	CLIMATE CHANGE CONSIDERATIONS
Climate change poses unique challenges and risks for mining companies, a result of both its potential direct physical impacts and the risks arising from the transition to low-carbon operations. In 2022, the Group announced its target to reduce absolute
Scope 1 and Scope 2 GHG emissions by 30% by 2030 (compared to a 2021 baseline which was revised in 2025 to include
Sukari) through a defined renewable energy project pipeline and initiatives to improve efficiency or use lower-emission power sources. As a member of the International Council on Mining and Metals, the Group was also part of a landmark climate change target to achieve net zero Scope 1 and Scope 2 GHG emissions by 2050. To achieve the Group’s 2030 targets, the Group is working with the sites to identify areas to achieve potential emissions reductions. Many of the potential GHG abatement initiatives are currently in either pre-feasibility or feasibility stage. For the initiatives that have been completed or where capital has been committed, costs have been recorded in the consolidated financial statements once the accounting criteria for recognition or disclosure have been met.
Below is the key project that has progressed in 2025 along with its related financial impacts:
•Tropicana renewable energy: The Group entered into an agreement in June 2023 with Pacific Energy to construct and operate 62MWh of wind and solar generation capacity at the Tropicana mine in Western Australia. The facility, one of
Australia’s largest off-grid hybrid power systems, will significantly reduce Tropicana’s diesel and gas consumption for power generation and is expected to reduce the site’s GHG emissions by an average of 65,000 tonnes annually over a 10-year period. The project was commissioned in February 2025. The agreement was evaluated to be a lease arrangement, with the financial implications disclosed in Note 16.
Management has considered the impact of the Group’s 2030 targets on the determination of targets for the Group's Performance
Share Plan (PSP) as well as on a number of key estimates within the financial statements as indicated below:
•Estimates utilised in determining future cash flows in life-of-mine models utilised in the impairment process and deferred tax asset recoverability assessments
•Estimates used in determining the environmental rehabilitation provision:
◦Rehabilitation designs are progressively adapted to address identified risks, including changing expectations of seasonal weather patterns
◦Rehabilitation plans and estimates include long-term monitoring and maintenance protocols, which also serve to address unforeseen effects that may arise from changing climatic patterns
◦Inclusion of a contingency allowance or risk factor, which may encompass climate change impacts on rehabilitation success
◦Rehabilitation and decommissioning works scheduling and costing considerations factor in weather conditions to mitigate risks of schedule and cost overruns
The significant impacts of climate-related strategic decisions are reflected in management’s assessments and estimates, particularly concerning future cash flow projections supporting the recoverable amounts of mining assets once the strategic decisions have been approved by the Board, and the implementation of these is likely. While climate change considerations did not significantly affect key accounting judgements and estimates in the current year, the focus on climate-related strategic decisions, like decarbonisation projects and alternative energy sources, could potentially have a substantial impact in future periods, when entered into and concluded.

Summary of key judgements and estimates	1.3 SUMMARY OF KEY JUDGEMENTS AND ESTIMATES
The preparation of the consolidated financial statements requires management to use judgement in applying accounting policies and in making critical accounting estimates, which impacts the reported amounts of assets, liabilities, income and expenses.
Actual results may differ from these estimates.
Estimates and the underlying assumptions are reviewed on an ongoing basis and revisions to estimates are recognised prospectively.
Areas of judgement in the application of accounting policies that have the most significant effect on the amounts recognised in the consolidated financial statements and key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are noted below.
Judgements
•Control assessment of Sukari Gold Mine (part of the Centamin acquisition) (refer to Note 13)
Estimates
•Mineral Reserve and Mineral Resource (refer to Note 15)
•Estimates with regards to environmental rehabilitation provisions (refer to Note 26)
Other areas of judgements and estimates are contained in the notes to the consolidated financial statements.
1.4ERROR IN THE CLASSIFICATION OF DEFERRED TAXATION ASSETS AND LIABILITIES AND CURRENT
TAXATION LIABILITY
During the year, the Group identified a prior period error relating to the classification of deferred taxation assets and liabilities and current taxation liability, with regards to its operations in Brazil. The error arose as a result of an incorrect accounting and associated tax treatment for Mineral Reserve development and brownfields exploration costs in the local statutory accounts, resulting in an understatement of the current tax liability for the financial years 2020 to 2024. After consultation with external tax and legal advisors, the total outstanding tax liability for the financial years 2020 to 2024 was quantified and fully settled in
December 2025. While the Brazilian Tax Authority has not yet assessed this correction, the Group does not believe there is any further exposure to the Group.
The Group evaluated the effect of this prior period error and determined that it needed to revise its consolidated financial statements as of and for the financial years ended 31 December 2024 and 2023 in both cases in accordance with IFRS
Accounting Standards. As part of assessing the impact of the prior period error, the Group applied the requirements of IAS 8
‘Accounting Policies, Changes in Accounting Estimates and Errors’ and the guidance in the SEC Staff Accounting Bulletin No. 99
‘Materiality’. The impact of the revision is detailed below. The revision had no impact on the Group’s debt, the financial maintenance covenants in its credit facilities or its income statement and statement of cash flows. The Group determined that the error is not material.

	As at 31 December 2024
US dollar millions	Previously reported	Adjustments	Revised
Statement of financial position

Non-current assets
Deferred taxation	12	73	85

Total assets	13,157	73	13,230

Non-current liabilities
Deferred taxation	519	(17)	502

Current liabilities
Taxation	187	90	277

Total liabilities	4,644	73	4,717

Notes to the financial statements

Segmental information - Total assets (Note 2.6)
Americas	1,460	73	1,533
AngloGold Ashanti Mineração	668	60	728
Serra Grande	148	13	161

Taxation (Note 10)
Current year	447	8	455
Current taxation	454	8	462

Current year	170	(8)	162
Deferred taxation	169	(8)	161

Deferred taxation (Note 28)
Tangible assets (owned)	702	(90)	612
Liabilities	801	(90)	711

Included in the statement of financial position as follows:
Deferred tax assets	12	73	85
Deferred tax liabilities	519	(17)	502
Net deferred taxation liability	507	(90)	417

Net taxation liability (Note 30)
Balance at beginning of year	46	82	128
Taxation of items included in the income statement	454	8	462
Balance at end of year	186	90	276

Included in the statement of financial position as follows:
Tax liability	187	90	277

	As at 31 December 2023
US dollar millions	Previously reported	Adjustments	Revised
Statement of financial position

Non-current assets
Deferred taxation	50	82	132

Total assets	8,175	82	8,257

Current liabilities
Taxation	64	82	146

Total liabilities	4,435	82	4,517

Notes to the financial statements

Segmental information - Total assets (Note 2.6)
Americas	1,254	82	1,336
AngloGold Ashanti Mineração	584	70	654
Serra Grande	127	12	139

Taxation (Note 10)
Current year	233	1	234
Current taxation	217	1	218

Current year	92	(1)	91
Deferred taxation	68	(1)	67

Deferred taxation (Note 28)
Tangible assets (owned)	630	(82)	548
Liabilities	726	(82)	644

Included in the statement of financial position as follows:
Deferred tax assets	50	82	132
Deferred tax liabilities	395	—	395
Net deferred taxation liability	345	(82)	263

Net taxation liability (Note 30)
Balance at beginning of year	8	81	89
Taxation of items included in the income statement	217	1	218
Balance at end of year	46	82	128

Included in the statement of financial position as follows:
Taxation liability	64	82	146

Significant accounting judgements and estimates
Control over Sukari Gold Mines Company (SGM, Sukari)
The Group has reassessed whether it continues to control Sukari (or SGM) in accordance with IFRS 10 during the current reporting period. This reassessment considered whether there were any changes in relevant facts and circumstances affecting the Group’s:
•Power over the relevant activities of the investee, including rights arising from contractual arrangements and governance structures;
•Exposure, or rights, to variable returns from its involvement with the investee; and
•Ability to use its power to affect those returns.
Based on the analysis performed, management concluded that there have been no changes in facts and circumstances that would alter the initial control assessment. Accordingly, the existing consolidation treatment of Sukari remains appropriate as at the reporting date. Sukari is an entity 50% owned by the Group’s wholly-owned subsidiary, Pharaoh Gold Mines NL (PGM), with the remaining 50% owned by MRMIA (formerly
EMRA).
The relevant activities cover the operations throughout the life-of-mine (LOM) from exploration and evaluation of Mineral Reserve through to development and commercial mining production and relates to governing the strategic operating and financial policies of Sukari. The rights and duties of the Group (through PGM), which have resulted in the Group concluding that it has control over Sukari, are as follows:
•PGM controls the appointment and replacement of the General Manager (GM) at Sukari; and
•By controlling the appointment of the GM and directing their activities, the GM will make all day-to-day decisions to allow the mine to operate in a manner that aligns with Sukari’s objectives. These decisions, which are considered the main relevant activities, are as follows:
◦Preparing Sukari’s work programmes through determination of the daily and longer-term mine plans and the budgets covering the operations to be carried out throughout the LOM;
◦Managing capital expenditure, procurement, cost control and treasury;
◦Conducting exploration, development, production, and marketing operations;
◦Co-ordinating Sukari’s operations and activities, including its dealings with all contractors and subcontractors;
◦Bearing ultimate responsibility for all costs and expenses required in carrying out any and all operations under the Sukari Concession
Agreement (Sukari CA) (entered into between PGM, MRMIA (formerly EMRA) and the Egyptian government);
◦Funding the operations of Sukari and recovering costs and expenses throughout the LOM (i.e., exploration, development, and production phases);
◦Funding additional exploration and expansion programmes within the mine during the production phase;
◦Taking custody of Sukari’s stock and management of its funds;
◦Selling and shipping of all gold and associated metals produced;
◦Authority to appoint employees within Sukari;
◦Managing cash flow plans including payment of MRMIA (formerly EMRA) profit share; and
◦Entering into and managing gold sales or hedging contracts and forward sale agreements.

The duties of MRMIA (formerly EMRA) under the terms of the Sukari CA are to provide the required approvals to allow the mine to operate.
The Board of Directors of Sukari (Sukari Board) has six members, three of whom are appointed by PGM and three by MRMIA (formerly EMRA).
The executive chairman, as one of the MRMIA (formerly EMRA)-appointed board members, is a representative of MRMIA (formerly EMRA) and is appointed by the Egyptian Ministry of Finance.
The General Assembly of Shareholders convenes a meeting in conjunction with the Sukari Board twice a year to facilitate a forum for information sharing between both shareholders of Sukari and to provide a mechanism to scrutinise the timing and amounts of expenses, rather than as a decision-making body over Sukari’s most significant relevant activities. The Sukari Board considers, reviews, and approves the budget, the annual financial statements, the cost recovery position and other compliance matters. The Sukari Board is not allowed to unreasonably withhold approval of any of the above.
If there is a disputed matter or deadlock position within the Sukari Board, such matter is resolved through open discussion at board level;
however, the executive chairman does not have a veto or casting vote. Where matters cannot be agreed upon, an ad-hoc committee is appointed with each party having equal representation. This committee will then recommend an appropriate course of action to the Sukari Board with the best interest of all shareholders in mind; and should the Sukari Board still not agree on a course of action, there is a provision for final and binding arbitration.
The Sukari Board cannot appoint or remove the GM, this right belongs solely to PGM, under the terms of the Sukari CA.
MRMIA (formerly EMRA) and/or the Egyptian government have no downside risk in their share of Sukari. If Sukari were to become loss-making or insolvent, these costs are absorbed in their entirety by PGM, in accordance with the Sukari CA.
The Group, through PGM, is therefore exposed to the variable returns of Sukari, has the ability to affect the amount of those returns, has power over Sukari through its ability to direct its relevant activities and therefore meets all the criteria of control to consolidate Sukari’s results within the
Group to reflect the substance and economic reality of the Sukari CA.

Significant accounting judgements and estimates
Mineral Reserve estimates
The Group reports its Mineral Resource and Mineral Reserve in accordance with Subpart 1300 of Regulation S-K (17 CFR § 229.1300)
(“Regulation S-K 1300”). The Mineral Reserve estimates are based on information available at the time of estimation and reflect the application of modifying factors and economic assumptions (including commodity prices, exchange rates, operating and capital costs) that support the demonstration of economic viability. For the Mineral Reserve, the term “economically viable” means that profitable extraction or production has been established or analytically demonstrated in, at a minimum, a pre-feasibility study, to be economically viable under reasonable investment and market assumptions.
A Mineral Reserve estimate is an estimate of tonnage and grade or quality of Indicated and Measured Mineral Resource that, in the opinion of the Qualified Person, can be the basis of an economically viable project. More specifically, it is the economically mineable part of a Measured or
Indicated Mineral Resource, which includes diluting materials and allowances for losses that may occur when the material is mined or extracted. In order to estimate the Mineral Reserve, estimates and assumptions are required about a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates.
Estimating the quantity and/or grade of the Mineral Reserve requires the size, shape and depth of ore bodies to be determined by analysing geological data such as the logging and assaying of drill samples. This process may require complex and difficult geological judgements and calculations to interpret the data.
With the change in the economic assumptions used to estimate the Mineral Reserve from period to period, and because additional geological data is generated during the course of operations, estimates of the Mineral Reserve may change from period to period. Changes in the reported
Mineral Reserve may affect the Group’s financial results and financial position in a number of ways, including the following:
•asset carrying values may be affected due to changes in estimated future cash flows;
•depreciation, depletion and amortisation charged in the income statement may change where such charges are determined by the units-of-production method, or where the useful economic lives of assets change;
•overburden removal costs, including production stripping activities, recorded on the statement of financial position or charged in the income statement may change due to changes in stripping ratios or the units-of-production method of depreciation;
•decommissioning site restoration and environmental provisions may change where changes in the estimated Mineral Reserve affect expectations about the timing or cost of these activities; and
•the carrying value of deferred tax assets may change due to changes in estimates of the likely recovery of the tax benefits.

Significant accounting judgements and estimates
For the significant assumptions relating to impairments in general see Note 17. The forecasted gold price is considered a significant input with estimation uncertainty.
Value beyond Proven and Probable Mineral Reserve (including Inferred Mineral Resource and mineral inventory) have been included in the life-
of-mine plan for the Sunrise Dam CGU. The inclusion of the mineral inventory is supported by the repeated ability of the operation to replenish depleted Mineral Resource from exploration success providing confidence that the mineral inventory ounces included in the plan will be drilled, converted and mined over the life-of-mine. The capital investment and exploration required to convert and mine this additional material are included in the life-of-mine plan. These ounces are included in the discounted cash flow model based on a sliding scale of conversion factors to ensure risk-adjusted progression of material reflecting geological confidence and economic feasibility.

Revenue from product sales
Accounting policies
Revenue from product sales comprises sales of:
•refined gold and doré bars;
•by-products including silver and sulphuric acid;  and
•gold concentrate.
Revenue is recognised at a point in time when control of the goods passes to the customer and the performance obligations of transferring control have been met. Control of the goods passes to the customer mainly on settlement date, with some exceptions where control of the goods passes on the date of delivery depending on the agreed-upon terms in the contract. The amount of revenue recognised reflects the consideration to which the entity is entitled in exchange for the goods transferred and is driven by the market prices of gold. The amount of revenue recognised from the sale of doré bars is net of refining and treatment charges.
Sales of gold concentrate are recorded when control of ownership passes to the customer, net of refining and treatment charges. Control of ownership passes to the customer either at the warehouse, on the date of issuance of a holding certificate to the customer, or at the time of shipment, depending on the terms agreed with the customer. Sales prices are provisionally set on a specified future date after shipment, based on market prices. Revenue is recorded using forward market gold prices on the expected date that the final sales will be determined.
Changes in the fair value as a result of changes in forward gold prices are classified as provisional price adjustments and included as a component of revenue.

Share-based payments

Accounting policies
The Group’s management awards certain employee bonuses in the form of equity-settled and cash-settled share-based payments on a discretionary basis.
Equity-settled share-based payments
The fair value of the equity instruments granted is calculated at grant date. For transactions with employees, fair value is based on market prices of the equity instruments granted, if available, taking into account the terms and conditions upon which those equity instruments were granted. If market prices of the equity instruments granted are not available, the fair value of the equity instruments granted is estimated using an appropriate valuation model. Vesting conditions, other than market conditions, are not taken into account when estimating the fair value of shares or share options at measurement date.
Over the vesting period, the fair value at measurement date is recognised as an employee benefit expense with a corresponding increase in other capital reserves based on the Group’s estimate of the number of instruments that will eventually vest. The income statement charge or credit for a period represents the movement in cumulative expense recognised as at the beginning and end of that period. Vesting assumptions for non-market conditions are reviewed at each reporting date to ensure they reflect current expectations.
When options are exercised or share awards vest, the proceeds received, net of any directly attributable transaction costs, are credited to share capital (nominal value) and share premium.
Where the terms of an equity settled award are modified, as a minimum, an expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any modification which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employee, as measured at the date of the modification.
Cash-settled share-based payments
A liability is recognised for the fair value of cash-settled share-based payment transactions. The fair value is measured initially and at each reporting date up to and including the settlement date, with changes in fair value recognised in employee benefits expense. The fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The approach used to account for vesting conditions when measuring equity-settled transactions also applies to cash-settled transactions.

Taxation

Accounting policies
Deferred taxation is recognised on all qualifying temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred tax assets are only recognised to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future and future taxable profit will be available against which the temporary difference can be utilised.
The future taxable income are based on detailed cash flow forecasts for at least 12 months and updated life-of-mine plan models with longer-
term cash flow projections from operations and the application of existing tax laws in each jurisdiction.
The carrying amount of deferred tax assets is reviewed at each reporting date.
Deferred tax assets and liabilities are measured at future anticipated tax rates, which have been enacted or substantively enacted at the reporting date.
Current and deferred tax is recognised as income or expense and included in profit or loss for the period, except to the extent that the tax arises from a transaction or event which is recognised, in the same or a different period in other comprehensive income or directly in equity, or an acquisition that is a business combination.
Current tax is measured on taxable income at the applicable statutory rate enacted or substantively enacted at the reporting date.
Interest arising on income tax assessments relating to outstanding or underpaid income taxes is outside the scope of IAS 12 ‘Income Taxes’.
Accordingly, such interest is not included in income tax expense and is recognised as a finance cost in profit or loss as incurred.
Penalties and fines arising from income tax assessments are not considered income taxes under IAS 12 and are recognised as operating expenses in profit or loss in the period in which the obligation arises. Where, however, it is not possible to distinguish between income tax, interest and/ or penalties (e.g., a settlement of a tax dispute), the entire amount will be treated as an income tax.
On an ad hoc basis when significant unusual transactions occur, the Group applies the approved tax strategy which includes obtaining external legal opinions, if required, for guidance in applying the requirements of the legislation in various jurisdictions.

Business combination

Accounting policies
Business combination
The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred for the acquisition of the business is the fair value of the assets transferred, the liabilities incurred, and the equity interests issued by the Group. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.
On an acquisition-by-acquisition basis, the Group recognises any non-controlling interest (NCI) in the acquiree at the NCI’s proportionate share of the acquiree’s net assets or the fair value. Subsequently, the carrying amount of NCI is the amount of the interest at initial recognition plus the NCI’s share of the subsequent changes in equity.
Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognised for NCI and any previous interest held over the net identifiable assets acquired and liabilities assumed).
Asset acquisitions
For acquisitions outside the scope of IFRS 3, the purchase consideration is allocated to identifiable assets and liabilities based on their relative fair values. No goodwill is recognised. Transaction costs directly attributable to an asset acquisition are capitalised as part of the cost of the acquired assets.
Any contingent consideration arising from an asset acquisition is included in the cost of the acquired assets and recognised when the consideration becomes probable and can be reliably measured. Subsequent changes in the estimate of the contingent consideration are recognised in profit or loss and accounted for as an adjustment to the cost of the related assets.

Tangible assets
Accounting policies
Tangible assets are recorded at cost less accumulated amortisation, accumulated impairments and reversal of impairments. Cost includes the present value of related future decommissioning costs.
Interest on borrowings relating to the financing of major capital projects under construction (which is considered to be qualifying assets that necessarily take a substantial period of time to get ready for their intended use or sale) is capitalised during the construction phase as part of the cost of the project. Such borrowing costs are capitalised over the period during which the asset is being acquired or constructed and borrowings have been incurred. Capitalisation ceases when construction is interrupted for an extended period or when the asset is substantially complete. Other borrowing costs are expensed as incurred.
For assets amortised on the units-of-production method, amortisation is calculated to allocate the cost of each asset to its residual value over its estimated useful life. For assets not amortised on the units-of-production method, amortisation is calculated on a straight line basis over its expected useful life.

Mine development costs
Mine development costs
Capitalised mine development costs include expenditure incurred to develop new ore bodies, to define further mineralisation in existing ore bodies and, to expand the capacity of a mine and include acquired Proven and Probable Mineral Reserve and Mineral Resource at fair value at the acquisition date when a business is acquired.
Depreciation, depletion and amortisation of mine development costs are computed by the units-of-production method based on estimated
Proven and Probable Mineral Reserve. The Proven and Probable Mineral Reserve reflects estimated quantities of Mineral Reserve which can be recovered economically in the future from known mineral deposits.
Capitalised mine development costs also include stripping activity assets relating to production stripping activities incurred in the production phase of open-pit operations of the Group. Stripping activity assets are amortised on a units-of-production method based on the Mineral
Reserve of the component of the orebody to which these assets relate. Amortisation of stripping activity assets is included in cost of sales.

Mine infrastructure
Mine infrastructure
Mine plant facilities, including decommissioning assets, are amortised using the lesser of their useful life or units-of-production method based on estimated Proven and Probable Mineral Reserve.
The straight-line method is used if the estimated useful life of the asset is used for amortisation as follows:
•plant and machinery up to life-of-mine;
•equipment and motor vehicles up to five years; and
•computer equipment up to three years.
Assets are amortised to residual values. Residual values and useful lives are reviewed, and adjusted if appropriate, at the beginning of each financial year.

Land and assets under construction	Land and assets under construction Land and assets under construction are not depreciated and are measured at historical cost less impairments.
Exploration and evaluation assets
Exploration and evaluation assets
All pre-licence and exploration costs, including geological and geographical costs, labour and exploratory drilling cost, are expensed as incurred, until it is concluded that a future economic benefit will more likely than not be realised. In evaluating if expenditures meet this criterion to be capitalised, several different sources of information are used depending on the level of exploration. Exploration and evaluation assets also include the fair value of exploration potential attributable at the acquisition date when a business is acquired and the attributable purchase price in the case of an asset acquisition.
While the criterion for concluding that expenditure should be capitalised is always probable, the information used to make that determination depends on the level of exploration:
•Costs on greenfield sites, being those where the Group does not have any mineral deposits which are already being mined or developed under the planned method of extraction, are expensed as incurred until the Group is able to demonstrate that future economic benefits are probable, which generally will be the establishment of Proven and Probable Mineral Reserve at this location;
•Costs on brownfield sites, being those adjacent to mineral deposits which are already being mined or developed under the planned method of extraction, are expensed as incurred until the Group is able to demonstrate that future economic benefits are probable, which generally will be the establishment of increased inclusive Proven and Probable Mineral Resource after which the expenditure is capitalised as mine development cost; and
•Costs relating to extensions of mineral deposits, which are already being mined or developed, including expenditure on the definition of mineralisation of such mineral deposits, are capitalised as mine development.

Stripping costs
Accounting policies continued
Stripping costs
The Group has a number of surface mining operations that are in the production phase for which production stripping costs are incurred. The benefits that accrue to the Group as a result of incurring production stripping costs include (a) ore that can be used to produce inventory and (b)
improved access to a component of the ore body that will be mined in future periods.
Components of the various ore bodies at the operations of the Group are determined based on the geological areas identified for each of the ore bodies and are reflected in the Mineral Reserve reporting of the Group. In determining whether any production stripping costs are capitalised as a stripping activity asset, the Group uses the average stripping ratio measure over the life of the particular open pit operation as an indicator of the quantum of production stripping costs that should be capitalised. Once determined that any portion of the production stripping costs should be capitalised, the Group determines the amount of the production stripping costs that should be capitalised with reference to the average mine costs per tonne of the component and the actual waste tonnes that should be expensed.
The average mine cost per tonne of the component is calculated as the total expected costs to be incurred to mine the relevant component of the ore body, divided by the number of tonnes expected to be mined from the component. The average mine cost per tonne of the component to which the stripping activity asset relates are recalculated annually in light of additional knowledge and changes in estimates.

Developmental expenditure
Development expenditure
Development activities commence after project sanctioning by the appropriate level of management. Judgement is applied by management in determining when a project has reached a stage at which economically recoverable Mineral Reserve exists such that development may be sanctioned. In exercising this judgement, management is required to make certain estimates and assumptions that may change as new information becomes available. If, after having started the development activity, a judgement is made that a development asset is impaired, the appropriate amount will be written off to the income statement.

Production start date
Production start date
The Group assesses the stage of each mine construction project to determine when a project moves into the production stage. The criteria used to assess the start date are determined by the unique nature of each mine construction project and include factors such as the complexity of a plant and its location. The Group considers various relevant criteria to assess when the construction project is substantially complete and ready for its intended use and moves into the production stage. The criteria used in the assessment would include, but are not limited to the following:
•the level of capital expenditure compared to the construction cost estimates;
•completion of a reasonable period of testing of the constructed asset;
•adequacy of stope face;
•ability to produce metals in saleable form (within specifications); and
•ability to sustain ongoing production of metal.
When a mine construction project moves into the production stage, the capitalisation of certain mine construction costs ceases and costs are either regarded as inventory or expensed, except for capitalisable costs related to mining asset additions or improvements, underground mine development, deferred stripping activities, or Mineral Reserve development.

Impairment of non-financial assets
Impairment of non-financial assets
The Group’s non-financial assets, other than inventories and deferred tax assets, are reviewed at each reporting date or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, to determine whether there is any indication of impairment.
An impairment test is performed annually on all goodwill, intangible assets not yet in use and intangible assets with indefinite useful lives irrespective of whether any impairment indicators have been identified.
For non-financial assets or cash generating units (CGUs), in circumstances in which indicators of impairment are identified, a formal impairment test is required to be carried out. The impairment test compares the assets or CGUs carrying amount with its recoverable amount. The recoverable amount is the higher of the amounts calculated under the fair value less cost of disposal and value in use approaches. The Group generally uses fair value less cost of disposal to determine the recoverable amount of each CGU.
The future cash flows are adjusted for risks specific to the asset and is adjusted where applicable to consider any specific risks relating to the country where the asset or cash-generating unit is located. Future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money.
A CGU is the smallest identifiable Group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The composition and nature of the Group’s CGUs vary and is determined largely by identifying the smallest identifiable group of assets that generates independent cash inflows and factors specific to the Group’s mining operations. The Group’s CGUs are generally at the individual mine level, with some operating mines consisting of a combination of shafts and/or pits.
Exploration assets are tested for impairment whenever facts and circumstances indicate that the carrying amount is not recoverable. Assets will be allocated to CGUs or groups of CGUs based on how the entity manages its operations, i.e., by mineral within a specific geographic area. An impairment loss is recognised for the amount by which the asset’s or CGU’s carrying amount exceeds their recoverable amount.
At the reporting date the Group assesses whether any of the indicators which gave rise to previously recognised impairments have changed such that the impairment loss no longer exists or may have decreased. The impairment loss is then assessed on the original factors for reversal and if indicated, such reversal is recognised.

Leases

Accounting policies
The Group assesses whether a contract is or contains a lease, at inception of a contract. Various factors are considered in assessing whether an arrangement contains a lease, including whether a service contract includes the implicit right to substantially all the economic benefits from assets used in providing the service and whether the Group directs how and for what purpose the assets are used.
In determining the lease term, the Group considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated). The assessment is reviewed if a significant event or a significant change in circumstances occurs which affects this assessment and that is within the control of the lessee. The Group applies the considerations for short-
term leases where leases are modified to extend the period by 12 months or less on expiry and these modifications are assessed on a standalone-basis.
The Group recognises a right of use asset and a corresponding lease liability with respect to all lease agreements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less with no purchase option) and leases of low value assets, where the recognition exemption is applied. For these leases, the Group recognises the lease payments as an operating expense on a straight-
line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Group uses its incremental borrowing rate. The incremental borrowing rate is the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right of use asset in a similar economic environment with similar terms, security and conditions. The Group applies a single discount rate for contracts that share similar characteristics. The Group has determined that contracts that are denominated in the same currency will use a single discount rate. Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices.
Lease payments included in the measurement of the lease liability comprise:
•fixed lease payments (including in-substance fixed payments), less any lease incentives;
•variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
•amount expected to be payable by the lessee under residual value guarantees;
•the exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and
•payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.
The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made. The Group has made the accounting policy choice to classify finance costs paid in relation to a lease liability as financing activities in the statement of cash flows.
The Group remeasures the lease liability (and makes a corresponding adjustment to the related right of use asset) whenever:
•the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;
•the lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used); or
•a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
The right of use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, any initial direct costs and restoration costs as described below. They are subsequently measured at cost less accumulated depreciation and impairment losses.
The lease term is determined as the non-cancellable period of a lease, together with:
•periods covered by an option to extend the lease if the Group is reasonably certain to make use of that option; and / or
•periods covered by an option to terminate the lease, if the Group is reasonably certain not to make use of that option.
Whenever the Group incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognised and measured under IAS 37
‘Provisions, Contingent Liabilities and Contingent Assets’. The costs are included in the related right of use asset, unless those costs are incurred to produce inventories.
Right of use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right of use asset reflects that the Group expects to exercise a purchase option, the related right of use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.
The Group applies IAS 36 ‘Impairment of Assets’ to determine whether a right of use asset is impaired and accounts for any identified impairment loss accordingly.

Intangible assets

Accounting policies
Where an investment in a subsidiary, joint venture or an associate is made, any excess of the consideration transferred, the amount of any non-
controlling interest in the acquiree and the acquisition date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill.
Goodwill is not amortised, is tested annually for impairment or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable and carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold. Goodwill is allocated to CGUs for the purpose of impairment testing. No unallocated goodwill exists within the Group.

Functional currency
Accounting policies
Foreign currency translations
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the ‘functional currency’). The functional currency of the parent company is United States Dollars.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions.
Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognised in profit or loss.

Foreign currency translation
The results and financial position of all Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency using closing rates of exchange at the reporting date for assets and liabilities, average rates of exchange for the year for income and expense items and historical rates of exchange for equity items. All resulting exchange differences are recognised in other comprehensive income and presented as a separate component of equity
(foreign currency translation reserve, or FCTR).
Exchange differences arising from the translation of the net investment in foreign operations are accounted for as other comprehensive income on consolidation. On disposal of the foreign operation, the resulting FCTR is recycled to the income statement. The settlement or partial settlement of a permanent loan which is considered part of the net investment in the foreign operation, with no change in the percentage shareholding, does not constitute a disposal or partial disposal of the foreign operation.

Investments in associates and joint ventures

Accounting policies
A joint venture is an entity in which the Group holds a long-term interest and which the Group and one or more other ventures jointly control under a contractual arrangement, that provides for strategic, financial and operating policy decisions relating to the activities requiring unanimous consent of the parties sharing control. In a joint venture, the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities. An associate is an investment over which the Group exercises significant influence, but not control or joint control, over the financial and operating policies and normally owns between 20% and 50% of the voting equity.
Joint ventures and associates are equity-accounted from the effective date of acquisition to the effective date of disposal. Any losses of equity-
accounted investments are accounted for in the consolidated financial statements until the investment in such investments is written down to zero. Thereafter, losses are accounted for only insofar as the Group is committed to providing financial support to such investees.
The carrying value of equity-accounted investments represents the cost of each investment, including goodwill, balance outstanding on loans advanced if the loan forms part of the net investment in the investee, any impairment / impairment reversals recognised, the share of post-
acquisition retained earnings and losses, and any other movements in reserves. The carrying value of equity-accounted investments is reviewed when indicators arise and if any impairment / impairment reversal has occurred; it is recognised in the period in which the impairment arose. If necessary, impairment and impairment reversals on loans and equity are reported under share of joint ventures and associates profit and loss.
In the statement of cash flows, dividends received from joint ventures are included in operating activities as the Group has joint control over the strategic, financial and operating policy decisions. Dividends received from associates are included in investing activities as the Group only exercises significant influence over the financial and operating policies.

Inventories

Accounting policies
Inventories are valued at the lower of cost and net realisable value after appropriate allowances for redundant and obsolete items. Cost is determined on the following bases:
•metals in process are valued at the average total production cost at the relevant stage of production;
•gold doré/bullion is valued on an average total production cost method;
•gold concentrate is valued on an average total production cost method;
•ore stockpiles are valued at the average moving cost of mining and stockpiling the ore. Stockpiles are classified as a non-current asset where the stockpile exceeds current processing capacity and not expected to be processed in the next 12 months;
•by-products, which include silver and sulphuric acid, are valued using an average total production cost method;
•mine operating supplies are valued at average cost; and
•heap leach pad materials are measured on an average total production cost basis.
Surface and underground stockpiles and metals in process are measured by estimating the number of tonnes added and removed from the stockpile, the number of contained ounces based on assay data, and the estimated recovery percentage based on the expected processing method. Stockpile ore tonnages are verified by periodic surveys.
A portion of the related depreciation, depletion and amortisation charge is included in the cost of inventory. Inventory write downs are included in cost of sales.
Net realisable value tests are performed at least annually and represent the estimated future sales price of the product, based on prevailing and long-term metals prices, less estimated costs to complete production and bring the product to sale.

Cash restricted for use

Accounting policies
Cash restricted for use comprises cash and cash equivalents including amounts held in escrow, trust, and separate bank accounts. Cash restricted for use for more than 12 months after year-end is classified as a non-current financial asset.

Cash and cash equivalents

Accounting policies
Cash and cash equivalents comprise cash on hand, deposits on call and other short-term highly liquid investments with a maturity period of three months or less at date of purchase. Cash and cash equivalents are stated at carrying amount which fairly approximates its fair value. For the purposes of the statement of cash flows, cash and cash equivalents is net of bank overdrafts as it forms an integral part of the Group’s cash management.
The Group has made the accounting policy choice to classify interest received as investing activities in the statement of cash flows.

Share capital and premium
Accounting policies
Ordinary shares are classified as equity and incremental costs directly attributable to the issue of new shares or options are shown directly in equity as a deduction, net of tax, from the proceeds.
Environmental rehabilitation provisions
Accounting policies
The Group incurs obligations to close, restore and rehabilitate its mine sites affected by mining and exploration activities which are subject to various laws and regulations governing the protection of the environment. The Group recognises management’s best estimate for decommissioning and restoration obligations in the period in which they are incurred and the costs can be reasonably estimated. The determination of the provision is based on, among other considerations, judgements and estimates of current damage caused, timing and amount of future costs to be incurred to rehabilitate the mine sites, estimates of future inflation, exchange rates and discount rates.
Contingencies are included in the provision to cater for specific risks. Where the rehabilitation plans are only at a planning or conceptual stage and there is a low level of detail, this will require a higher contingency to cater for the risk and conversely a lower contingency is required where more detailed plans are available. This is in line with the engineering and environmental project management standard practice.
Environmental expenditure
The Group has long-term remediation obligations comprising decommissioning and restoration liabilities relating to its past operations which are based on the Group’s environmental management plans, in compliance with current environmental and regulatory requirements.
Provisions for non-recurring remediation costs are made when there is a present obligation, it is probable that expenditure on remediation work will be required and the cost can be estimated within a reasonable range of possible outcomes. The costs are based on currently available facts, technology expected to be available at the time of the clean-up, laws and regulations presently or virtually certain to be enacted and prior experience in remediation of contaminated sites.
Decommissioning costs
The provision for decommissioning represents the cost that will arise from dismantling and removing an asset and restoring the site on which it is located. The obligation is incurred at the time the asset is put in place or as a consequence of using the asset for purposes other than to produce inventories. Accordingly, a provision and a decommissioning asset is recognised and included within mine infrastructure.
Decommissioning costs are provided at the present value of the expenditures expected to settle the obligation, using estimated cash flows based on current prices. The unwinding of the decommissioning obligation is included in the income statement as finance costs. Estimated future costs of decommissioning obligations are reviewed regularly and adjusted as appropriate for new circumstances or changes in law or technology. Changes in estimates are capitalised or reversed against the relevant asset. Estimates are discounted at a pre-tax rate that reflects current market assessments of the time value of money.
Gains or losses from the expected disposal of assets are not taken into account when determining the provision.
Restoration costs
The provision for restoration represents the cost of restoring site damage as a result of operating the asset to produce inventories. Changes in the provision are recorded in the income statement as a cost of production.
Restoration costs are estimated at the present value of the expenditures expected to settle the obligation, using estimated cash flows based on current prices and adjusted for risks specific to the liability. The estimates are discounted at a pre-tax rate that reflects current market assessments of the time value of money.

Other provisions
Other
Litigation and administrative proceedings are evaluated on a case-by-case basis considering the information available, including that of legal counsel, to assess potential outcomes. Where it is considered probable that an obligation will result in an outflow of resources, a provision is recorded for the present value of the expected cash outflows if these are reasonably measurable. These provisions cover the estimated payments to plaintiffs, court fees and the cost of potential settlements.
Where some or all of the expenditure required to settle a provision is expected to be reimbursed by another party, the reimbursement is recognised only when the reimbursement is virtually certain. The amount to be reimbursed is recognised as a separate asset. Where the
Group has a joint and several liability with one or more other parties, no provision is recognised to the extent that those other parties are expected to settle part or all of the obligation.

Post employment benefit obligations

Accounting policies
Post-employment benefit obligations
Some Group companies provide post-retirement healthcare benefits to their retirees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology on the same basis as that used for defined benefit pension plans.
Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are recorded in other comprehensive income immediately. These obligations are valued annually by independent qualified actuaries.
The determination of the Group's obligation and expense for post-retirement liabilities, including the Group’s reimbursive asset relating to annuities purchased to fund the obligation, depends on the selection of certain assumptions used by actuaries to calculate amounts. These assumptions include, among others, the discount rate, healthcare inflation costs, rates of increase in compensation costs and the number of employees who reach retirement age before the mine reaches the end of its life. While AngloGold Ashanti believes that these assumptions are appropriate, significant changes in the assumptions may materially affect post-retirement obligations as well as future expenses, which may result in an impact on earnings in the periods that the changes in these assumptions occur.
Some of these obligations are funded with a purchased insurance policy to which the Group contributes premiums to. As this insurance policy does not meet the definition of a qualifying insurance policy the Group recognises its right to reimbursement under the insurance policy as a separate asset measured at fair value, similar to a defined benefit plan asset. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are recorded in other comprehensive income immediately. These assets are valued annually by independent qualified actuaries.

Financial instruments
Accounting policies
Financial instruments are initially recognised at fair value when the Group becomes a party to their contractual arrangements. Transaction costs directly attributable to the instrument’s acquisition or issue are included in the initial measurement of financial assets and financial liabilities, except financial instruments classified as at fair value through profit or loss (FVTPL), which are expensed. The subsequent measurement of financial instruments is dealt with below.

Financial liabilities
Financial liabilities
Financial liabilities are classified as measured at amortised cost using the effective interest method. Financial liabilities subsequently measured at amortised cost compromises interest bearing borrowings, bank overdrafts and trade and other payables.
A financial liability is derecognised when the obligation under the liability is discharged, cancelled or expires. The Group also derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different. In this case, a new financial liability based on the modified terms is recognised at fair value.
The Group has elected the accounting policy choice to classify finance costs paid in relation to borrowings as financing activities in the statement of cash flows.
Financial assets
Financial assets
A financial asset is classified as measured at:
•Amortised cost;
•Fair value through other comprehensive income (FVTOCI) - equity instruments; or
•FVTPL.
Assets at amortised cost include trade, other receivables and other assets, cash restricted for use and cash and cash equivalents. Interest income from these financial assets is included in finance income using the effective interest method. The trade receivables from provisional gold concentrate sales are carried at fair value through profit or loss and are marked-to-market at the end of each period until final settlement occurs, with changes in fair value classified as provisional price adjustments and included as a component of revenue.
Assets at FVTPL include contingent consideration assets. These assets are subsequently measured at fair value. Net gains or losses are recognised in the income statement.
Assets at FVTOCI include listed equity instruments which are subsequently measured at fair value. Net gains or losses are recognised in other comprehensive income and never reclassified to the income statement.
On derecognition of a financial asset, the difference between the proceeds received or receivable and the carrying amount of the asset is included in profit or loss. Impairment losses are presented in the statement of profit or loss. A gain or loss on a debt investment that is subsequently measured at FVTPL is recognised in profit or loss and presented net within foreign exchange and fair value adjustments in the period in which it arises.